Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall risk management system. The Company Board is dedicated to guiding the organization in a direction that minimizes the impact of cybersecurity risks on the Company’s operations and facilitate the secure sharing of information.

Our audit committee is responsible for overseeing the Company’s risk assessment related to cybersecurity, ensures the Company’s security policies and controls are adequate and reviewing any significant cybersecurity incidents and risk mitigation strategies.

As of the date of this Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Company Board is dedicated to guiding the organization in a direction that minimizes the impact of cybersecurity risks on the Company’s operations and facilitate the secure sharing of information.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our audit committee is responsible for overseeing the Company’s risk assessment related to cybersecurity, ensures the Company’s security policies and controls are adequate and reviewing any significant cybersecurity incidents and risk mitigation strategies
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false